Note 10 - Long-term Debt	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Long-Term Debt [Text Block]

10. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2025	June 30, 2026
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$99,107	$93,750
	2	Hyde Maritime Co. and Skerrett Maritime Co.	93,288	-
	3	Kemp Maritime Co.	47,125	44,275
	4	Achilleas Maritime Corporation et al.	18,414	10,876
	5	Costamare Inc.	20,750	-
	6	Benedict et al.	212,667	171,619
	7	Reddick Shipping Co. and Verandi Shipping Co.	9,000	3,000
	8	Quentin Shipping Co. and Sander Shipping Co.	53,875	48,687
	9	Bastian Shipping Co. et al.	146,400	130,200
	10	Kalamata Shipping Corporation et al.	44,000	39,000
	11	Capetanissa Maritime Corporation et al.	15,417	13,667
	12	NML Loan 2	20,250	18,750
	13	NML Loan 3	7,150	-
	14	NML Loan 4	9,648	3,878
	15	NML Loan 5	3,952	3,457
	16	NML Loan 6	4,574	4,106
	17	NML Loan 7	8,531	-
	18	NML Loan 8	9,792	9,090
	19	NML Loan 9	8,934	7,875
	20	NML Loan 10	-	-
	21	NML Loan 11	-	-
	22	NML Loan 12	5,030	4,590
	23	NML Loan 13	-	-
	24	NML Loan 14	3,545	3,125
	25	NML Loan 15	4,617	-
	26	NML Loan 16	10,917	-
	27	NML Loan 17	-	-
	28	Sykes Maritime Co.	22,323	21,538
	29	NML Loan 18	78,041	40,284
	30	Beardmore Maritime Co. et al.	120,000	116,250
	31	Bertrand Maritime Co. et al.	241,571	234,834
	32	NML Loan 19	10,429	9,693
	33	Walston Shipping Co. et al.	-	38,399
	34	NML Loan 20	-	28,216
	35	Costamare Inc.	-	19,713
	36	NML Loan 21	-	27,316
	37	Plange Shipping Co. et al.	-	112,800
	38	Schofield Maritime Co. et al.	-	-
		Total Term Loans	$1,329,347	$1,258,988
B.		Other financing arrangements	193,632	253,242
		Total long-term debt	$1,522,979	$1,512,230
		Less: Deferred financing costs	(8,141)	(7,808)
		Total long-term debt, net	$1,514,838	$1,504,422
		Less: Long-term debt current portion	(270,754)	(234,165)
		Add: Deferred financing costs, current portion	2,623	2,494
		Total long-term debt, non-current, net	$1,246,707	$1,272,751

A. Term Loans:

1. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000. As of June 30, 2026, the outstanding balance of each tranche of the facility of $46,875 is repayable in 19 equal quarterly installments of $1,339.3, from September 2026 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

2. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, which was amended on December 20, 2022, resulting in the extension of the repayment period until March 2029. On June 30, 2026, the outstanding balance of the loan of $87,634.6 was fully prepaid.

3. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000. As of June 30, 2026, the outstanding balance of the loan of $44,275 is repayable in 11 equal quarterly installments of $1,425, from September 2026 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

4. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105. On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until December 2026 for the Refinancing tranche and until March 2027 for Tranches A and B. As of June 30, 2026, the outstanding balance of the Refinancing tranche of $875.5 is repayable in two variable quarterly installments, from September 2026 to December 2026. As of June 30, 2026, the outstanding balance of each of Tranche A and Tranche B of $5,000 is repayable in three variable quarterly installments, from September 2026 to March 2027.

5. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000. On January 30, 2026, the Company repaid the then outstanding loan balance of $19,000.

6. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000. As of June 30, 2026, the aggregate outstanding balance of $171,619 is repayable in four equal quarterly installments of $20,523.8, September 2026 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

7. On September 29, 2022, Reddick Shipping Co. and Verandi Shipping Co. signed a loan agreement with a bank for an amount of $46,000, which was amended on April 30, 2024, resulting in the extension of the repayment period until March 2027. As of June 30, 2026, the outstanding balance of $3,000 is repayable in three equal quarterly installments of $1,000, from September 2026 to March 2027.

8. On November 11, 2022, Quentin Shipping Co. and Sander Shipping Co. signed a loan agreement with a bank for an amount of $85,000. As of June 30, 2026, the outstanding balance of each tranche of $24,343.8 is repayable in 18 equal quarterly installments of $1,296.9, from August 2026 to November 2030 and a balloon payment of $1,000 payable together with the last installment.

9. On December 14, 2022, Bastian Shipping Co., Cadence Shipping Co., Adele Shipping Co., Raymond Shipping Co., Terance Shipping Co., Undine Shipping Co., Tatum Shipping Co., Singleton Shipping Co., Evantone Shipping Co. and Fortrose Shipping Co. signed a loan agreement with a bank for an amount of $322,830. As of June 30, 2026, the aggregate outstanding balance of $130,200 is repayable in variable quarterly installments, from September 2026 to December 2029 with an aggregate balloon payment of $16,800 that is payable together with the respective last installment.

10. On April 19, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. signed a loan agreement with a bank for an amount of $72,000. As of June 30, 2026, the outstanding balance of $39,000 is repayable in 12 equal quarterly installments of $2,500, from July 2026 to April 2029 and a balloon payment of $9,000 payable together with the last installment.

11. On May 26, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. signed a loan agreement with a bank for an amount of $25,548. As of June 30, 2026, the outstanding balance of $13,667 is repayable in eight equal quarterly installments of $875, from August 2026 to May 2028 and a balloon payment of $6,667 in the aggregate, payable together with the last installment.

12. During the year ended December 31, 2023, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. As of June 30, 2026, the outstanding balance of $18,750 is repayable in nine equal quarterly installments of $750, from July 2026 to July 2028 with an aggregate balloon payment of $12,000 that is payable together with the last installment.

13. During the year ended December 31, 2023, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On May 11, 2026, the then outstanding loan balance of $6,630 was fully repaid.

14. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On February 20, 2026, one of the two NML subsidiaries prepaid the then outstanding balance of $5,275. As of June 30, 2026, the outstanding balance of $3,877.5 is repayable in nine equal quarterly installments of $247.5, from September 2026 to October 2028 with an aggregate balloon payment of $1,650 that is payable together with the respective last installment.

15. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $3,457 is repayable in eight equal quarterly installments of $247.5, from September 2026 to June 2028 with a balloon payment of $1,477 that is payable together with the respective last installment.

16. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $4,106 is repayable in nine equal quarterly installments of $234, from September 2026 to September 2028 with a balloon payment of $2,000 that is payable together with the respective last installment.

17. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On May 21, 2026, the then outstanding loan balance of $8,269 was fully repaid.

18. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $9,090 is repayable in ten equal quarterly installments of $351, from September 2026 to December 2028 with a balloon payment of $5,580 that is payable together with the respective last installment.

19. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $7,875 is repayable in nine variable quarterly installments, from September 2026 to September 2028 with a balloon payment of $4,275 that is payable together with the respective last installment.

20. During the year ended December 31, 2024, three NML subsidiaries entered into a loan agreement to finance three sale and leaseback arrangements that they have entered into. On June 17, 2025 and on August 26, 2025 the NML subsidiaries fully prepaid the then outstanding balances of $10,489 and $10,282, respectively.

21. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On May 30, 2025 one of the two NML subsidiaries prepaid the then outstanding balance of $7,610. On November 21, 2025, the then outstanding balance of $7,670 was fully repaid.

22. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $4,590 is repayable in 12 equal quarterly installments of $220, from July 2026 to April 2029 with a balloon payment of $1,950 that is payable together with the last installment.

23. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On July 8, 2025, the then outstanding balance of $4,820 was fully repaid.

24. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of June 30, 2026, the outstanding balance of $3,125 is repayable in ten equal quarterly installments of $210, from August 2026 to November 2028 with a balloon payment of $1,025 that is payable together with the last installment.

25. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On May 21, 2026, the then outstanding loan balance of $4,361 was fully repaid.

26. During the year ended December 31, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On February 26, 2026, the then outstanding balance of $10,566 was fully repaid.

27. During the year ended December 31, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On November 14, 2025, the then outstanding balance of $18,795 was fully repaid.

28. On March 31, 2025, Sykes Maritime Co. entered into a loan agreement with a bank for an amount of up to $23,500 in order to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11(a). On March 31, 2025, the amount of $23,500 was drawn down. As of June 30, 2026, the outstanding balance of $21,537.5 is repayable in 15 equal quarterly installments of $392.5, from September 2026 to March 2030 with a balloon payment of $15,650 that is payable together with the last installment.

29. During the year ended December 31, 2025, seven NML subsidiaries entered into a loan agreement to finance seven sale and leaseback arrangements that they have entered into. During the three-month period ended March 31, 2026, three of the seven NML subsidiaries prepaid the then outstanding balance of $34,983. As of June 30, 2026, the aggregate outstanding balance of $40,284.3 is repayable in 17 variable quarterly installments, from August 2026 to August 2030 with an aggregate balloon payment of $19,431 that is payable together with the respective last installment.

30. On September 4, 2025, Beardmore Maritime Co. and Fairbank Maritime Co. entered into a loan agreement with a bank for an amount of up to $120,000 in order to finance the acquisition cost of the two vessels under the financing arrangements discussed in Note 10.B.2 below. On October 10, 2025, the two companies drew down the amount of $120,000 in two tranches. As of June 30, 2026, the outstanding balance of each tranche of $58,125 is repayable in 18 equal quarterly installments of $937.5, from July 2026 to October 2030 and a balloon payment of $41,250 payable together with the last installment.

31. On September 5, 2025, Bertrand Maritime Co., Schofield Maritime Co., Barkley Shipping Co. and Conley Shipping Co. entered into a loan agreement with a bank for an amount of up to $245,000 in order to finance the acquisition cost of the two vessels under the financing agreement discussed in Note 10.B.1 below, and the acquisition cost of the two vessels under the financing arrangements discussed in Note 10.B.2. On October 9, 2025, Barkley Shipping Co. and Conley Shipping Co. drew down the aggregate amount of $130,000 in two tranches, tranche C and tranche D, and on October 15, 2025, Bertrand Maritime Co. and Schofield Maritime Co. drew down the aggregate amount of $111,571 in two tranches, tranche A and tranche B. As of June 30, 2026, the aggregate balance of tranche A and tranche B of $108,084, is repayable in 18 equal quarterly installments of $1,743.3, from July 2026 to October 2030 and an aggregate balloon payment of $76,704.7 payable together with the last installment. As of June 30, 2026, the aggregate balance of tranche C and tranche D of $126,750, is repayable in 18 equal quarterly installments of $1,625, from July 2026 to October 2030 and an aggregate balloon payment of $97,500 payable together with the last installment.

32. During the year ended December 31, 2025, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of June 30, 2026, the aggregate outstanding balance of $9,692.5 is repayable in 16 equal quarterly installments of $368.3, from July 2026 to April 2030 with an aggregate balloon payment of $3,800 that is payable together with the last installment.

33. On February 6, 2026, Walston Shipping Co., Lockton Shipping Co., Glasserton Shipping Co., Stewarton Shipping Co., Alton Shipping Co. and Lenton Shipping Co. entered into a loan agreement for an amount up to $209,310 to finance part of the acquisition and construction cost of the six newbuild container vessels discussed in Note 8. The drawdown of the facility will be made in six tranches. As of June 30, 2026, the aggregate amount of $38,399 was drawn, in order to partly finance the first installment of all six vessels and the second installment of two of the six vessels.

34. During the six-month period June 30, 2026, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. As of June 30, 2026, the aggregate outstanding balance of $28,216 is repayable in 18 equal quarterly installments of $742, from August 2026 to November 2030 with an aggregate balloon payment of $14,860 that is payable together with the last installment.

35. On February 13, 2026, the Company entered into a loan agreement with a bank for an amount of up to $20,750 in order to provide finance secured on two container vessels. The amount of $20,750 was drawn down in two tranches on February 20, 2026. As of June 30, 2026, the aggregate outstanding balance of $19,712.5 is repayable in 19 equal quarterly installments of $1,037.5 from August 2026 to January 2031.

36. During the six-month period June 30, 2026, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. As of June 30, 2026, the aggregate outstanding balance of $27,315.8 is repayable in variable quarterly installments, from August 2026 to May 2030 with an aggregate balloon payment of $7,344 that is payable together with the last installment.

37. On June 22, 2026, Plange Shipping Co., Simone Shipping Co., Hyde Maritime Co., Skerrett Maritime Co., Uriza Shipping S.A., Singleton Shipping Co. and Tatum Shipping Co. entered into a loan agreement for an amount up to $198,800 in order to refinance the term loan discussed in Note 10.A.2, partly refinance the two term loans discussed in Notes 10.A.6 and 10.A.9 and for general corporate purposes. On June 30, 2026, Hyde Maritime Co. and Skerrett Maritime Co. drew down the amount of $112,800 in order to refinance the loan discussed in Note 10.A.2 and for general corporate purposes. As of June 30, 2026, the aggregate outstanding balance of $112,800 is repayable in 20 equal quarterly installments of $2,820, from September 2026 to June 2031 with an aggregate balloon payment of $56,400 that is payable together with the last installment (Note 21(e)).

38. On June 23, 2026, Schofield Maritime Co., Bertrand Maritime Co., Ainsley Maritime Co., Ambrose Maritime Co., Sander Shipping Co., Quentin Shipping Co., Barkley Shipping Co., Conley Shipping Co. and Kemp Maritime Co. entered into a loan agreement for an amount up to $486,300 in order to refinance the four term loans discussed in Notes 10.A.1, 10.A.3, 10.A.8 and 10.A.31 and for general corporate purposes. No drawdown had occurred as of June 30, 2026 (Note 21(e)).

Each of the term loans discussed above bears interest at Term Secured Overnight Financing Rate (“SOFR”) plus a spread, other than the loans discussed in Notes 10.A.6, 10.A.9, 10.A.11, 10.A.14, 10.A.15, 10.A.16, 10.A.17, 10.A.21, 10.A.22, 10.A.24 and 10.A.25 which bear interest at Daily Non-Cumulative Compounded SOFR plus a spread. The term loans are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 110% to 145%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships. The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The total financial liability under these financing agreements is repayable in 120 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. On October 10, 2025, following the agreement of the loan discussed in Note 10.A.31, Barkley Shipping Co. and Conley Shipping Co. prepaid the then outstanding amount of $126,873 and acquired the vessels YM Triumph and YM Truth. As of June 30, 2026, the aggregate outstanding amount of the financing arrangements of the remaining three vessels is repayable in variable installments from July 2026 to May 2031, including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2025 and 2026, the aggregate interest expense incurred amounted to $6,990 and $4,097, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income. As of June 30, 2026, the aggregate outstanding balance of the financing arrangements above was $187,211.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York. Since that date, the financing arrangements that the five ship-owning companies had previously entered into for their vessels are included in the consolidation. On June 17, 2022, following the agreement of the loan discussed in Note 10.A.6, the Company prepaid the then outstanding amount of $77,435 under the respective financing arrangement in order to acquire the vessel Triton. On October 13, 2025, following the agreement of the loan discussed in Note 10.A.30, Beardmore Maritime Co. and Fairbank Maritime Co. prepaid the then outstanding amount under the respective financing arrangements of $112,625 and acquired the vessels Talos and Theseus. On October 16, 2025, following the agreement of the loan discussed in Note 10.A.31, Bertrand Maritime Co. and Schofield Maritime Co. prepaid the then outstanding amount under the respective financing arrangements of $110,837 and acquired the vessels Titan and Taurus. There was no outstanding balance of the financing arrangements as at June 30, 2026. The financing arrangements bore fixed interest and for the six-month period ended June 30, 2025 and 2026, the aggregate interest expense incurred amounted to $4,225 and nil, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income.

3. In  March 2026, the Company, through four wholly-owned subsidiaries entered into four pre and post-delivery financing agreements with a financial institution for the four 3,100 TEU newbuild containerships, currently under construction, discussed in Note 8. The Company agreed to sell the newbuild vessels to an affiliate of the financial institution as buyer and to enter into bareboat charters for a period of eight years commencing upon the delivery of each vessel from the builder. The Company has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying assets that are under construction before the commencement date of the lease. Consequently, as of June 30, 2026, the Company had capitalized $28,419, in the aggregate, representing the installments paid to the yard. No drawdowns had been made by the Company under this arrangement up to June 30, 2026. The Company is required to repurchase each underlying vessel at the end of the lease. These financing agreements, which are denominated in Chinese Yuan,  will be repayable in 32 quarterly installments beginning upon each vessel’s delivery date including the amount of purchase obligation at the end of the agreements.

4. In  April 2026, the Company, through six wholly-owned subsidiaries, entered into six pre- and post-delivery financing agreements for the six 9,200 TEU newbuild containerships, currently under construction, discussed in Note 8. The Company agreed to sell the newbuild vessels to an affiliate of the financial institution as buyer and to enter into bareboat charters for a period of eight years commencing upon the delivery of each vessel from the builder. The Company has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying assets that are under construction before the commencement date of the lease. Consequently, as of June 30, 2026, the Company had capitalized $131,757, in the aggregate, representing the installments paid to the yard and recognized a corresponding liability of $33,021, in the aggregate, for the drawdowns made under this arrangement, which is included in "Long-term debt, net of current portion and deferred financing costs" in the accompanying 2026 balance sheet. The Company has the option to repurchase each underlying vessel at the end of the lease. These financing agreements, which are denominated in Chinese Yuan, will be repayable in 56 quarterly installments beginning upon each vessel’s delivery date including the amount of purchase option price at the end of the agreements.

5. In  April 2026, the Company, through six wholly-owned subsidiaries, entered into six pre- and post-delivery financing agreements with a financial institution for the six 9,200 TEU newbuild containerships, currently under construction, discussed in Note 8. The Company agreed to sell the newbuild vessels to an affiliate of the financial institution as buyer and to enter into bareboat charters for a period of eight years commencing upon the delivery of each vessel from the builder. The Company has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying assets that are under construction before the commencement date of the lease. Consequently, as of June 30, 2026, the Company had capitalized $131,724, in the aggregate, representing the installments paid to the yard and recognized a corresponding liability of $33,010, in the aggregate, for the drawdowns made under this arrangement, which is included in "Long-term debt, net of current portion and deferred financing costs" in the accompanying 2026 balance sheet. The Company is required to repurchase each underlying vessel at the end of the lease. These financing agreements, which are denominated in Chinese Yuan, will be repayable in 180 monthly installments beginning upon each vessel’s delivery date including the amount of purchase obligation at the end of the agreements.

As of June 30, 2026, the total undrawn amounts available under the term loans and other financing arrangements discussed in Notes 10.A and 10.B above, amounted to approximately $2.0 billion.

C. Annual Repayments of total long-term debt

The annual repayments under the Term Loans and Other Financing Arrangements after June 30, 2026, are in the aggregate as follows:

12-month period ending June 30	Amount
2027	$234,165
2028	156,639
2029	182,484
2030	145,009
2031	470,829
2032 and thereafter	323,104
Total	$1,512,230

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2025 and as of June 30, 2026 (excluding Other Financing Arrangements discussed in Notes 10.B.3, 10.B.4 and 10.B.5), was in the range 2.99% - 5.88% and 3.14% - 5.80%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2025 and as of June 30, 2026 (excluding Other Financing Arrangements discussed in Notes 10.B.3, 10.B.4 and 10.B.5), was 4.8% and 4.7%, respectively. The Other Financing Arrangements discussed in Notes 10.B.3, 10.B.4 and 10.B.5, which are denominated in Chinese Yuan, bear interest at a fixed rate. As of June 30, 2026, the interest rates under these arrangements ranged between 3.21% - 3.50%, while the weighted average interest rate was 3.35%.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps / caps (discussed in Notes 16 and 18) and capitalized interest for the six-month periods ended June 30, 2025 and 2026, amounted to $40,611 and $34,279, respectively. Of the above amounts, $40,611 and $32,287, are included in Interest and finance costs in the accompanying consolidated statements of income for the six-month periods ended June 30, 2025 and 2026, respectively, whereas in 2026 an amount of $1,992 is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of June 30, 2026.

D. Financing Costs

The amounts of financing costs included in the loan balances and finance arrangements are as follows:

Balance, January 1, 2026	$8,141
Additions	1,373
Amortization and write-off	(1,706)
Balance, June 30, 2026	$7,808
Less: Current portion of financing costs	(2,494)
Financing costs, non-current portion	$5,314

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income (Note 16).